Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) (Restricted Share Rights [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Share Rights [Member]
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2014 (in shares)	60,643,994
Granted (in shares)	15,583,325
Vested (in shares)	(21,307,272)
Canceled or forfeited (in shares)	(1,347,898)
Nonvested at December 31, 2014 (in shares)	53,572,149	60,643,994
Weighted- average grant-date fair value
Nonvested at January 1, 2014 (in dollars per share)	$ 31.61
Granted (in dollars per share)	$ 46.79	$ 35.52	$ 31.49
Vested (in dollars per share)	$ 31.29
Canceled or forfeited (in dollars per share)	$ 19.36
Nonvested at December 31, 2014 (in dollars per share)	$ 36.46	$ 31.61